Earnings Per Unit (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Undeclared and undistributed earnings:
Net (loss) income	$ (17,374)	$ (21,816,965)	$ 21,710,100	$ (28,405)	$ (45,779)	$ (106,865)	$ (45,779)	$ (29,629,640)
Marketwise, LLC
Undeclared and undistributed earnings:
Net (loss) income		(7,895,000)		(80,045,000)		(622,348,000)	(96,546,000)		$ (538,373,000)	$ 27,957,000	$ 18,601,000
Undeclared and undistributed (loss) income		$ (9,076,000)		$ (88,423,000)		$ (637,446,000)	(162,691,000)		(640,140,000)	7,486,000	(3,416,000)
Common Class A
Undeclared and undistributed earnings:
Net (loss) income								$ 210,000
Denominator
Weighted average units used in computing earnings per unit, basic		41,400,000		0	0	41,400,000		41,400,000
Weighted average units used in computing earnings per unit, diluted		41,400,000		0	0	41,400,000		41,400,000
Earnings per unit class:
Basic net income per share (in usd per share)		$ 0.00		$ 0	$ 0	$ 0.00		$ 0.01
Diluted net income per share (in usd per share)		$ 0.00		$ 0	$ 0	$ 0.00		$ 0.01
Common Class A | Marketwise, LLC
Numerator
Distributed earnings		$ 1,181,000		$ 8,378,000		$ 15,098,000	66,145,000		101,767,000	20,471,000	22,017,000
Undeclared and undistributed earnings:
Net (loss) income		(7,895,000)		(80,045,000)		(622,348,000)	(96,546,000)		(538,373,000)	24,819,000	18,601,000
Minus: Distributions to Class A unitholders		1,181,000		8,378,000		15,098,000	66,145,000		101,767,000	20,471,000	22,017,000
Undeclared and undistributed (loss) income		$ (9,076,000)		$ (88,423,000)		$ (637,446,000)	$ (162,691,000)		$ (640,140,000)	$ 4,348,000	$ (3,416,000)
Denominator
Weighted average units used in computing earnings per unit, basic		528,519		547,466		528,519	548,596		548,028	594,327	611,547,000
Weighted average units used in computing earnings per unit, diluted		528,519		547,466		528,519	548,596		548,028	594,327	611,547,000
Earnings per unit class:
Distributed earnings per unit - basic (in usd per share)		$ 2.23		$ 15.30		$ 28.57	$ 120.57		$ 185.70	$ 34.44	$ 36.00
Distributed earnings per unit - diluted (in usd per share)		2.23		15.30		28.57	120.57		185.70	34.44	36.00
Undistributed earnings (loss) per unit - basic (in usd per share)		(17.17)		(161.51)		(1,206.10)	(296.56)		(1,168.08)	7.36	(5.59)
Undistributed earnings (loss) per unit - diluted (in usd per share)		(17.17)		(161.51)		(1,206.10)	(296.56)		(1,168.08)	7.36	(5.59)
Basic net income per share (in usd per share)		(14.94)		(146.21)		(1,177.53)	(175.99)		(982.38)	41.80	30.42
Diluted net income per share (in usd per share)		$ (14.94)		$ (146.21)		$ (1,177.53)	$ (175.99)		$ (982.38)	$ 41.80	$ 30.42
Common Class B
Undeclared and undistributed earnings:
Net (loss) income								$ (350,000)
Denominator
Weighted average units used in computing earnings per unit, basic		10,350,000		10,350,000	10,350,000	10,350,000		10,350,000
Weighted average units used in computing earnings per unit, diluted		10,350,000		10,350,000	10,350,000	10,350,000		10,350,000
Earnings per unit class:
Basic net income per share (in usd per share)		$ (2.11)		$ 0.00	$ 0.00	$ (0.02)		$ (2.88)
Diluted net income per share (in usd per share)		$ (2.11)		$ 0.00	$ 0.00	$ (0.02)		$ (2.88)
Common Class B | Marketwise, LLC
Numerator
Distributed earnings		$ 456,000		$ 5,757,000		$ 6,107,000	$ 38,070,000		$ 78,398,000	$ 14,831,000	$ 17,135,000
Undeclared and undistributed earnings:
Net (loss) income		456,000		5,757,000		6,107,000	38,070,000		78,398,000	17,969,000	17,135,000
Minus: Distributions to Class A unitholders		456,000		5,757,000		6,107,000	38,070,000		78,398,000	14,831,000	17,135,000
Undeclared and undistributed (loss) income		$ 0		$ 0		$ 0	$ 0		$ 0	$ 3,138,000	$ 0
Denominator
Weighted average units used in computing earnings per unit, basic		526,580		496,732		526,580	495,201		495,971	416,369	395,000,000
Weighted average units used in computing earnings per unit, diluted		526,580		496,732		526,580	495,201		495,971	416,369	395,000,000
Earnings per unit class:
Distributed earnings per unit - basic (in usd per share)		$ 0.87		$ 11.59		$ 11.60	$ 76.88		$ 158.07	$ 35.62	$ 43.38
Distributed earnings per unit - diluted (in usd per share)		0.87		11.59		11.60	76.88		158.07	35.62	43.38
Undistributed earnings (loss) per unit - basic (in usd per share)		0		0		0	0		0	7.48	0
Undistributed earnings (loss) per unit - diluted (in usd per share)		0		0		0	0		0	7.48	0
Basic net income per share (in usd per share)		0.87		11.59		11.60	76.88		158.07	43.10	43.38
Diluted net income per share (in usd per share)		$ 0.87		$ 11.59		$ 11.60	$ 76.88		$ 158.07	$ 43.10	$ 43.38